Dividends - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of dividends paid and proposed [line items]
Final Proposed (not recognised as a liability at 31 December)	$ 0.859	$ 0.781	$ 0.710
Proposed dividends [member]
Disclosure of dividends paid and proposed [line items]
Final Proposed (not recognised as a liability at 31 December)	$ 0.859
Final Proposed (not recognised as a liability at 31 December) dividend approval date	May 07, 2020
Final proposed dividend record date	Apr. 03, 2020